Annual Total Returns - Utilities Portfolio [BarChart] - 02.28 Select Portfolios: Group 10 Utilities Sector PRO-11 - Utilities Portfolio - Utilities Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	7.03%
Annual Return 2013	20.61%
Annual Return 2014	21.66%
Annual Return 2015	(10.89%)
Annual Return 2016	14.00%
Annual Return 2017	17.96%
Annual Return 2018	8.58%
Annual Return 2019	22.66%
Annual Return 2020	0.57%
Annual Return 2021	17.68%